Document and Entity Information	Feb. 14, 2025
Details
Registrant CIK	0001778343
Document Type	8-K
Document Period End Date	Feb. 14, 2025
Entity Registrant Name	LUCENT HOLDINGS, INC.
Entity Incorporation, State or Country Code	MT
Securities Act File Number	000-56509
Entity Tax Identification Number	83-4628133
Entity Address, Address Line One	1633 East Fourth Street
Entity Address, Address Line Two	Suite 148
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92701
City Area Code	213
Local Phone Number	298-3812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false